Consolidated statement of cash flows - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Cash generated by operations	R 40,746		R 67,784		R 45,188
Deferred revenue advance received	24		65		771
BTT early settlement payment	0		0		(787)
Amount received on settlement of dispute	0		0		580
Post-retirement health care payments	(1)		(1)		(1)
Cash-settled share-based payments paid	(272)		(240)		(275)
Payment of Marikana dividend obligation	(225)		(162)		0
Additional deferred payments relating to acquisition of a business	(4,545)		(1,754)		0
Change in working capital	386		2,455		(9,435)
Total cash generated by operations	36,113		68,147		36,041
Interest received	682		960		719
Interest paid	(1,118)		(781)		(1,386)
Royalties paid	(1,815)		(3,055)		(1,707)
Tax paid	(8,866)		(14,839)		(4,818)
Dividends paid	(9,453)		(18,176)		(1,698)
Net cash from operating activities	15,543		32,256		27,151
Cash flow from investing activities
Additions to property, plant and equipment	(15,899)		(12,740)		(9,616)
Proceeds on disposal of property, plant and equipment	191		80		101
Acquisition of subsidiaries, net of cash acquired	(1,132)		0		0
Dividends received	564		1,020		288
Additions to other investments	(772)		(1,803)		(12)
Acquisition of equity-accounted investment	(92)		(446)		0
Contributions to environmental rehabilitation funds	(86)		(72)		(64)
Payment of deferred/contingent payment	(185)		(577)		(756)
Contributions to enterprise development fund	(10)		(65)		0
Cash outflow on loss of control of subsidiaries	(58)		0		0
Proceeds on disposal of subsidiary	72		25		0
Preference shares redeemed by equity-accounted investee	0		0		114
Receipts from environmental rehabilitation funds	33		10		7
Net cash used in investing activities	(17,374)		(14,568)		(9,938)
Cash flow from financing activities
Loans raised	8,000		20,651		16,289
Loans repaid	(8,003)		(20,252)		(18,335)
Lease payments	(131)		(112)		(114)
Acquisition of non-controlling interests	(3,363)		(128)		0
Share buy-back	0		(8,503)		(84)
Net cash used in financing activities	(3,497)		(8,344)		(2,244)
Net (decrease)/increase in cash and cash equivalents	(5,328)		9,344		14,969
Effect of exchange rate fluctuations on cash held	1,112		708		(348)
Cash and cash equivalents at beginning of the year	30,292	[1]	20,240	[1]	5,619
Cash and cash equivalents at end of the year	R 26,076		R 30,292	[1]	R 20,240	[1]

[1]	* Restated — see note 1.5